INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories
	As of December 31,
	2013	2014
	RMB	RMB
Raw materials	239,284,316	638,652,057
Work-in-progress	103,161,011	324,604,192
Finished goods	369,583,888	927,891,802
Total	712,029,215	1,891,148,051